Segment Reporting - Schedule of Revenue by Reportable Operating Segment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Total net revenue	$ 41,885,000	$ 50,609,000	$ 76,696,000	$ 101,071,000	$ 191,221,000	$ 195,766,000	$ 173,165,000
Independent Power Producer ("IPP") Segment
Segment Reporting [Line Items]
Total net revenue	37,512,000	48,323,000	69,805,000	95,525,000	179,739,000	177,009,000	159,675,000
Energy revenue
Segment Reporting [Line Items]
Total net revenue	39,303,000	50,100,000	73,608,000	94,080,000	182,534,000	185,225,000	159,301,000
Energy revenue | Independent Power Producer ("IPP") Segment
Segment Reporting [Line Items]
Total net revenue	39,303,000	50,100,000	73,608,000	94,080,000	182,534,000	185,225,000	159,301,000
Other revenue
Segment Reporting [Line Items]
Total net revenue	924,000	1,290,000	1,371,000	1,591,000	4,624,000	6,085,000	8,434,000
Other revenue | Independent Power Producer ("IPP") Segment
Segment Reporting [Line Items]
Total net revenue	924,000	1,290,000	1,371,000	1,591,000	4,624,000	6,085,000	8,434,000
Contract amortization, net
Segment Reporting [Line Items]
Total net revenue	(2,715,000)	(3,067,000)	(5,174,000)	(146,000)	(7,419,000)	(14,301,000)	(8,060,000)
Contract amortization, net | Independent Power Producer ("IPP") Segment
Segment Reporting [Line Items]
Total net revenue	(2,715,000)	(3,067,000)	(5,174,000)	(146,000)	(7,419,000)	(14,301,000)	(8,060,000)
Investment Management revenue
Segment Reporting [Line Items]
Total net revenue	4,373,000	2,286,000	6,891,000	5,546,000	11,482,000	18,757,000	13,490,000
Investment Management revenue | Investment Management
Segment Reporting [Line Items]
Total net revenue	$ 4,373,000	$ 2,286,000	$ 6,891,000	$ 5,546,000	$ 11,482,000	$ 18,757,000	$ 13,490,000